FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Price Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 22,128
Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	16,809
Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	1,929
Zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	3,305
Lead [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	67
Copper [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	18
Metals in inventory [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	4,965
Metals in inventory [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,882
Metals in inventory [Member] | Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	1,872
Metals in inventory [Member] | Zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	160
Metals in inventory [Member] | Lead [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	48
Metals in inventory [Member] | Copper [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	3
Trade receivable from concentrate sales subject to provisional pricing [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	17,163
Trade receivable from concentrate sales subject to provisional pricing [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	13,927
Trade receivable from concentrate sales subject to provisional pricing [Member] | Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	57
Trade receivable from concentrate sales subject to provisional pricing [Member] | Zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	3,145
Trade receivable from concentrate sales subject to provisional pricing [Member] | Lead [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	19
Trade receivable from concentrate sales subject to provisional pricing [Member] | Copper [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 15